Compensation of Key Management	12 Months Ended
Dec. 31, 2022
Disclosure of Information About Key Management Personnel (Abstract)
Schedule of key management
20	Compensation of key management

Key management includes the Corporation’s Directors, Chief Executive Officer, Chief Accounting Officer, Chief Scientific Officer and former Chief Financial Officer. Compensation awarded to key management is summarized as follows:

	2022 $	2021 $	2020 $
			(recast - note 2)

Salaries and other benefits	1,944	3,079	1,720
Stock-based compensation (non-cash)	1,535	1,680	961
	3,479	4,759	2,681